COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 1,558
2014	1,714
2015	1,667
2016	1,294
2017	1,144
Operating Leases, Future Minimum Payments Due	$ 7,377